Tema Luxury ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Automobiles - 11.7%
Bayerische Motoren Werke AG	489	$43,364
Ferrari NV	469	224,538
Harley-Davidson, Inc.	226	5,472
Mercedes-Benz Group AG	687	41,023
		314,397

Beverages - 3.4%
Brown-Forman Corp. - Class B	330	11,002
Davide Campari-Milano NV	1,054	6,874
Pernod Ricard SA	546	56,428
Remy Cointreau SA	69	3,697
Treasury Wine Estates Ltd.	2,261	12,301
		90,302

Hotels, Restaurants & Leisure - 17.9%
Carnival Corp. (a)	2,751	63,878
Galaxy Entertainment Group Ltd.	4,000	17,038
Hilton Worldwide Holdings, Inc.	456	113,289
Hyatt Hotels Corp. - Class A	82	10,827
InterContinental Hotels Group PLC	311	35,592
Las Vegas Sands Corp.	1,009	41,530
Marriott International, Inc. - Class A	440	116,085
MGM Resorts International (a)	463	14,654
Norwegian Cruise Line Holdings Ltd. (a)	1,181	20,845
Sands China Ltd.	6,000	11,799
Vail Resorts, Inc.	70	11,212
Wynn Resorts Ltd.	258	23,359
		480,108

Household Durables - 1.1%
Toll Brothers, Inc.	288	30,024

Personal Care Products - 7.5%
Interparfums, Inc.	49	6,675
L'Oreal SA	248	104,864
Puig Brands SA - Class B (a)	3,844	72,497
Shiseido Co. Ltd.	1,100	17,812
		201,848

Specialty Retail - 2.4%
Chow Tai Fook Jewellery Group Ltd.	8,692	12,393
RH (a)	41	7,425
Signet Jewelers Ltd.	123	8,188
Williams-Sonoma, Inc.	235	38,014
		66,020

Textiles, Apparel & Luxury Goods - 45.5%(b)
Brunello Cucinelli SpA	1,065	131,143
Burberry Group PLC	5,116	71,343
Capri Holdings Ltd. (a)	321	5,817
Christian Dior SE	13	6,622
Cie Financiere Richemont SA	1,485	279,407
Ermenegildo Zegna NV	2,658	22,859
Hermes International SCA	98	270,173
HUGO BOSS AG	167	7,736
Kering SA	423	82,784
LVMH Moet Hennessy Louis Vuitton SE	257	139,558
Moncler SpA	1,173	73,333
PRADA SpA	14,238	93,151
PVH Corp.	105	8,796
Ralph Lauren Corp.	106	29,342
		1,222,064
TOTAL COMMON STOCKS (Cost $2,473,339)		2,404,763

PREFERRED STOCKS - 0.6%	Shares	Value
Automobiles - 0.6%
Dr Ing hc F Porsche AG (c)	334	16,103
TOTAL PREFERRED STOCKS (Cost $41,537)		16,103

SHORT-TERM INVESTMENTS - 9.4%	Shares	Value
Money Market Funds - 9.4%
First American Treasury Obligations Fund - Class X, 4.23% (d)	252,018	252,018
TOTAL SHORT-TERM INVESTMENTS (Cost $252,018)		252,018

TOTAL INVESTMENTS - 99.5% (Cost $2,766,894)		$2,672,884
Other Assets in Excess of Liabilities - 0.5%		14,714
TOTAL NET ASSETS - 100.0%		$2,687,598
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $16,103 or 0.6% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema Luxury ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,404,763	$–	$–	$2,404,763
Preferred Stocks	16,103	–	–	16,103
Money Market Funds	252,018	–	–	252,018
Total Investments	$2,672,884	$–	$–	$2,672,884

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
France	$664,126	24.7%
Italy	551,898	20.6
Switzerland	279,407	10.4
United Kingdom	112,752	4.2
Germany	108,226	4.0
Spain	72,497	2.7
Hong Kong	29,431	1.0
Japan	17,812	0.7
Australia	12,301	0.5
Macao	11,799	0.4
United States	812,635	30.3
Other Assets in Excess of Liabilities	14,714	0.5
	$2,687,598	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Consumer Discretionary	$2,128,716	79.2%
Consumer Staples	292,150	10.9
Money Market Funds	252,018	9.4
Other Assets in Excess of Liabilities	14,714	0.5
	2,687,598	100.0%